SCHEDULE OF OTHER CURRENT PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employees and related expenses	$ 1,385	$ 1,493
Accrued expenses	163	299
Other current payables	$ 1,548	$ 1,792